July 1, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 116 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 116 (“Amendment No. 116”) to the above referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 116 is to update the Fund’s registration statement to reflect the addition of a new series of the Fund called the Maxim SecureFoundationSM Balanced ETF Portfolio (the “New Portfolio”). Unlike the existing series of the Fund, the New Portfolio will be a retail fund that will be offered to the general public. Initially, the New Portfolio will be offered through bank channels. Shareholders who purchase the New Portfolio are required to purchase the Great-West SecureFoundationSM Lifetime Withdrawal Benefit provided under a fixed deferred annuity contract issued by Great-West Life & Annuity Insurance Company. This is similar to the arrangement for the Fund’s existing Maxim SecureFoundationSM Balanced Portfolio that is available only through variable annuity contracts, individual retirement accounts, and qualified retirement plans.

Amendment No. 116 also includes a Statement of Additional Information that is specific to the New Portfolio. Amendment No. 116 is not intended to amend or delete any part of the registration statement, except as noted therein. The Fund will include the necessary exhibits to its registration statement in a subsequent filing pursuant to paragraph (b) of Rule 485.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 116 to Mr. Jason Fox in the Office of Insurance Products.

Please direct any question or comment regarding Amendment No. 116 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111

Securities and Exchange Commission

July 1, 2011

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Mr. Jason Fox, Office of Insurance Products, Division of Investment Management
Ann B. Furman, Esq.
Chip Lunde, Esq.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111